EMBEDDED DERIVATIVE LIABILITIES	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
EMBEDDED DERIVATIVE LIABILITIES

8.	EMBEDDED DERIVATIVE LIABILITIES

A. Nature of Derivative Liabilities

In connection with financings completed during the six months ended June 30, 2026, the Company issued the following instruments that are accounted for as derivative liabilities under ASC 815, Derivatives and Hedging:

●	A common stock purchase warrant issued on March 13, 2026, exercisable for 166,667 shares of common stock at an initial exercise price of $5.00 per share, expiring March 13, 2031,

●	An embedded conversion feature within a secured convertible promissory note issued on March 13, 2026, in the original principal amount of $550,000, and ,

●	An embedded conversion feature within two separate secured convertible promissory notes issued on June 26, 2026. As of June 30, 2026, $110,000.00 had been funded and was outstanding under these separate convertible promissory notes; accordingly, the recognized host debt and related derivative measurements reflect only the funded amounts.

The Company concluded that warrant did not qualify for equity classification under ASC 815-40 and that the embedded conversion features in the promissory notes required bifurcation from their respective debt hosts under ASC 815-15. Accordingly, the warrant is presented as a standalone derivative liability and the bifurcated conversion features are presented as embedded derivative liabilities. These liabilities are measured at fair value at each reporting date, with changes in fair value recognized in current-period earnings in accordance with ASC 815.

B. Balance Sheet Presentation

The following rollforward presents the fair value of derivative liabilities recorded on the Company’s balance sheet as of June 30, 2026:

Balance, December 31, 2025	$-
Additions:
Embedded derivative liabilities – convertible promissory notes	$1,532,480
Embedded derivative liabilities – warrant	$743,655
Conversions	$-
Balance, June 30, 2026	$2,276,135

Derivative liabilities are presented as current or noncurrent based on the contractual settlement provisions of the underlying instruments and the applicable balance-sheet classification guidance. The Company does not offset derivative assets and liabilities.